New World Fund®
Investment portfolio
July 31, 2022
unaudited
Common stocks 86.76% Information technology 16.45%	Shares	Value (000)
Microsoft Corp.	5,766,055	$1,618,762
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	58,145,500	995,769
Micron Technology, Inc.	7,354,603	454,956
ASML Holding NV1	740,214	425,002
Wolfspeed, Inc.[2]	4,917,850	409,657
Broadcom, Inc.	757,075	405,399
Apple, Inc.	1,875,840	304,843
Tata Consultancy Services, Ltd.[1]	6,168,300	257,766
Mastercard, Inc., Class A	700,900	247,971
Adobe, Inc.[2]	525,400	215,477
Silergy Corp.[1]	10,418,000	195,144
Visa, Inc., Class A	758,431	160,871
NVIDIA Corp.	807,672	146,697
PagSeguro Digital, Ltd., Class A2	13,348,498	144,831
EPAM Systems, Inc.[2]	402,832	140,689
Keyence Corp.[1]	354,000	140,483
TELUS International (Cda), Inc., subordinate voting shares[2]	4,276,222	118,409
Samsung Electronics Co., Ltd.[1]	2,150,750	101,997
Accenture PLC, Class A	304,848	93,363
SAP SE1	957,744	88,771
Nokia Corp.[1]	16,756,698	87,724
Network International Holdings PLC[1,2,3]	34,036,544	83,403
Tokyo Electron, Ltd.[1]	226,800	78,634
Edenred SA1	1,490,498	76,610
Nice, Ltd. (ADR)[2,4]	357,871	76,592
Flat Glass Group Co., Ltd., Class H1,2,4	20,573,000	74,890
Kingdee International Software Group Co., Ltd.[1,2]	33,309,767	72,319
MediaTek, Inc.[1]	2,223,500	51,130
Halma PLC[1]	1,543,000	43,457
Trimble, Inc.[2]	616,650	42,814
SK hynix, Inc.[1]	560,703	42,345
Advanced Micro Devices, Inc.[2]	392,717	37,100
Amadeus IT Group SA, Class A, non-registered shares[1,2]	573,767	33,479
Logitech International SA1,4	546,000	30,757
PayPal Holdings, Inc.[2]	351,000	30,372
ASM International NV1	97,289	29,964
StoneCo, Ltd., Class A2,4	3,004,314	28,781
Applied Materials, Inc.	271,000	28,721
KLA Corp.	72,300	27,730
Cognizant Technology Solutions Corp., Class A	398,700	27,096
Infosys, Ltd.[1]	1,376,585	26,965
FleetCor Technologies, Inc.[2]	112,800	24,826
Coforge, Ltd.[1]	405,234	20,308
Hexagon AB, Class B1	1,581,523	18,703
Globant SA2	91,491	18,229
Hamamatsu Photonics KK1	392,000	17,800
New World Fund — Page 1 of 19

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Canva, Inc.[1,2,5,6]	10,572	$16,139
Autodesk, Inc.[2]	67,600	14,623
MKS Instruments, Inc.	122,884	14,525
Euronet Worldwide, Inc.[2]	147,000	14,446
Hundsun Technologies, Inc., Class A1,2	2,234,642	14,109
Atlassian Corp. PLC, Class A2	62,491	13,081
VeriSign, Inc.[2]	64,257	12,155
Fabrinet, non-registered shares[2]	109,500	10,519
ON Semiconductor Corp.[2,4]	134,800	9,002
Synopsys, Inc. (USA)[2]	17,800	6,542
Intel Corp.	46,214	1,678
		7,924,425
Health care 11.55%
Thermo Fisher Scientific, Inc.	1,059,378	633,942
Eli Lilly and Company	1,599,100	527,207
Novo Nordisk A/S, Class B1	3,837,065	451,269
Abbott Laboratories	3,372,002	367,009
WuXi Biologics (Cayman), Inc.[1,2]	35,392,716	338,641
AstraZeneca PLC[1]	2,162,816	284,302
PerkinElmer, Inc.	1,811,692	277,497
Danaher Corp.	871,332	253,967
Jiangsu Hengrui Medicine Co., Ltd., Class A1	36,284,106	190,659
Laurus Labs, Ltd.[1]	25,526,500	168,571
BeiGene, Ltd. (ADR)[2]	941,038	158,170
BeiGene, Ltd., Class H1,2,4	693,600	8,964
CSL, Ltd.[1]	712,496	144,698
Carl Zeiss Meditec AG, non-registered shares[1]	945,900	137,505
Shionogi & Co., Ltd.[1]	2,658,400	136,289
Pfizer, Inc.[4]	2,518,288	127,199
Olympus Corp.[1]	5,809,700	123,125
Hypera SA, ordinary nominative shares	14,839,266	122,148
Hapvida Participacoes e Investimentos SA2	94,676,326	112,716
CanSino Biologics, Inc., Class H1,3,4	13,256,631	111,543
WuXi AppTec Co., Ltd., Class H1	7,068,723	86,036
WuXi AppTec Co., Ltd., Class A1	517,932	7,208
Zoetis, Inc., Class A	478,333	87,320
Rede D’Or Sao Luiz SA	13,461,104	84,267
Siemens Healthineers AG1	1,206,000	61,708
Pharmaron Beijing Co., Ltd., Class A1	4,954,200	57,074
Pharmaron Beijing Co., Ltd., Class H1	479,172	3,920
Hutchmed China, Ltd.[1,2,4]	11,561,500	29,478
Hutchmed China, Ltd. (ADR)[2]	2,167,809	28,333
Straumann Holding AG1	419,870	56,863
Innovent Biologics, Inc.[1,2]	12,482,291	52,510
Legend Biotech Corp. (ADR)[2]	944,640	44,625
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	3,628,010	34,031
Grifols, SA, Class A, non-registered shares[1,2]	2,300,000	33,558
Align Technology, Inc.[2]	112,600	31,637
Mettler-Toledo International, Inc.[2]	21,300	28,749
OdontoPrev SA, ordinary nominative shares	14,927,180	28,590
Asahi Intecc Co., Ltd.[1]	1,330,200	24,592
Medtronic PLC	241,000	22,297
Angelalign Technology, Inc.[1,4]	1,220,800	22,131
Genus PLC[1]	617,000	21,383
New World Fund — Page 2 of 19

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Merck KGaA[1]	82,000	$15,575
Hangzhou Tigermed Consulting Co., Ltd., Class A1	759,933	11,547
Zai Lab, Ltd. (ADR)[2]	252,950	10,252
Shandong Pharmaceutical Glass Co., Ltd., Class A1	862,513	3,354
		5,562,459
Financials 11.44%
Kotak Mahindra Bank, Ltd.[1]	43,534,279	996,953
AIA Group, Ltd.[1]	60,837,600	614,022
Bajaj Finance, Ltd.[1]	3,715,800	339,335
HDFC Bank, Ltd.[1]	18,164,838	331,755
B3 SA-Brasil, Bolsa, Balcao	147,524,340	316,199
Ping An Insurance (Group) Company of China, Ltd., Class H1	51,994,246	307,188
Capitec Bank Holdings, Ltd.[1]	2,467,123	295,966
Industrial and Commercial Bank of China, Ltd., Class H1	356,455,000	188,730
AU Small Finance Bank, Ltd.[1]	21,831,952	163,716
Banco Bilbao Vizcaya Argentaria, SA1	31,160,750	141,803
ICICI Bank, Ltd. (ADR)[4]	4,339,430	90,174
ICICI Bank, Ltd.[1]	3,429,763	35,551
Nu Holdings, Ltd., Class A2,4	28,895,174	121,649
S&P Global, Inc.	295,780	111,488
XP, Inc., Class A2	4,948,003	104,403
Discovery, Ltd.[1,2]	13,402,241	103,526
UniCredit SpA[1]	9,853,570	97,571
Bank Rakyat Indonesia (Persero) Tbk PT1	294,858,900	86,952
China Merchants Bank Co., Ltd., Class H1	15,173,500	82,421
Moody’s Corp.	262,050	81,301
Hong Kong Exchanges and Clearing, Ltd.[1]	1,712,600	78,659
Alpha Services and Holdings SA1,2	76,273,541	67,726
PB Fintech, Ltd.[1,2]	11,397,690	67,514
Postal Savings Bank of China Co., Ltd., Class H1	87,898,000	58,270
Eurobank Ergasias Services and Holdings SA1,2	62,301,000	57,213
East Money Information Co., Ltd., Class A1	16,460,496	54,538
Bajaj Finserv, Ltd.[1]	266,000	50,631
Canara Bank[1]	17,391,076	48,973
Lufax Holding, Ltd. (ADR)	10,137,337	46,429
Aon PLC, Class A	156,700	45,606
Bank Mandiri (Persero) Tbk PT1	76,187,800	42,679
Standard Bank Group, Ltd.[1]	4,194,107	40,493
Bank of Baroda (India)[1]	26,660,868	39,245
DBS Group Holdings, Ltd.[1]	1,621,456	37,035
Fairfax Financial Holdings, Ltd., subordinate voting shares	67,754	36,497
Bank Central Asia Tbk PT1	73,004,100	36,360
Futu Holdings, Ltd. (ADR)[2,4]	598,637	24,903
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B4	19,483,394	20,663
China Construction Bank Corp., Class H1	30,121,000	19,259
Grupo Financiero Banorte, SAB de CV, Series O	2,841,000	16,165
TISCO Financial Group PCL, foreign registered shares[1]	4,969,000	12,121
HDFC Life Insurance Company, Ltd.[1]	310,000	2,177
Remgro, Ltd.[1]	1,325	11
Sberbank of Russia PJSC[1,2,5,6]	38,486,552	—[7]
Moscow Exchange MICEX-RTS PJSC[1,2,5]	5,963,587	—[7]
TCS Group Holding PLC (GDR)[1,2,5]	1,132,028	—[7]
		5,513,870
New World Fund — Page 3 of 19

unaudited
Common stocks (continued) Consumer discretionary 10.81%	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE1	874,630	$608,399
MercadoLibre, Inc.[2]	500,008	406,862
General Motors Company[2]	9,486,700	343,988
Hermès International[1]	223,502	305,995
Galaxy Entertainment Group, Ltd.[1]	47,262,000	281,659
Midea Group Co., Ltd., Class A1	32,058,941	262,406
Evolution AB1	2,598,445	252,941
Li Ning Co., Ltd.[1]	29,810,717	243,418
EssilorLuxottica[1]	1,237,184	194,099
XPeng, Inc., Class A1,2,4	9,622,964	117,105
Kering SA1	204,082	117,096
YUM! Brands, Inc.	922,990	113,103
Americanas SA, ordinary nominative shares	39,014,694	105,565
H World Group, Ltd. (ADR)	2,741,353	105,131
JD.com, Inc., Class A1	3,461,101	103,062
Trip.com Group, Ltd. (ADR)[2]	3,994,095	102,968
Tesla, Inc.[2]	102,054	90,976
NIKE, Inc., Class B	783,065	89,990
Booking Holdings, Inc.[2]	46,320	89,661
Jumbo SA1	5,700,197	88,289
Astra International Tbk PT1	178,034,500	76,225
Marriott International, Inc., Class A	479,022	76,078
Zhongsheng Group Holdings, Ltd.[1]	12,748,250	73,178
Industria de Diseño Textil, SA1	2,983,900	72,478
Titan Co., Ltd.[1]	2,269,095	67,502
IDP Education, Ltd.[1,4]	3,173,000	63,705
Alibaba Group Holding, Ltd.[1,2]	4,086,600	45,652
Alibaba Group Holding, Ltd. (ADR)[2]	187,800	16,784
adidas AG1	336,521	57,753
Lear Corp.	332,000	50,179
Airbnb, Inc., Class A2	409,265	45,420
Prosus NV, Class N1	621,383	40,815
Samsonite International SA1,2	19,177,300	40,327
Maruti Suzuki India, Ltd.[1]	363,485	40,300
Aptiv PLC[2]	364,500	38,232
InterContinental Hotels Group PLC[1]	601,000	35,714
China MeiDong Auto Holdings, Ltd.[1]	13,914,000	33,843
JD Health International, Inc.[1,2]	4,189,300	32,015
Inchcape PLC[1]	3,013,061	30,905
Cie. Financière Richemont SA, Class A1	231,000	27,948
Entain PLC[1,2]	1,673,100	24,600
Fast Retailing Co., Ltd.[1]	39,300	23,838
Shangri-La Asia, Ltd.[1,2]	28,650,000	23,410
Pop Mart International Group, Ltd.[1,4]	9,602,400	22,117
Magazine Luiza SA2	42,655,675	21,270
Melco Resorts & Entertainment, Ltd. (ADR)[2]	3,495,000	17,999
FSN E-Commerce Ventures, Ltd.[1,2]	990,184	17,639
Naspers, Ltd., Class N1	102,710	14,648
Stellantis NV1	868,735	12,480
Levi Strauss & Co., Class A4	632,800	11,973
Gree Electric Appliances, Inc. of Zhuhai, Class A1	2,060,692	10,198
Flutter Entertainment PLC[1,2,4]	98,000	9,825
Jiumaojiu International Holdings, Ltd.[1,4]	3,168,000	6,923
New World Fund — Page 4 of 19

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Cyrela Brazil Realty SA, ordinary nominative shares	1,554,724	$3,795
Ozon Holdings PLC (ADR)[1,2,5]	2,982,700	—[7]
		5,208,481
Industrials 9.57%
Airbus SE, non-registered shares[1]	5,537,225	598,784
IMCD NV1	1,896,706	303,651
General Electric Co.	3,337,859	246,701
DSV A/S1	1,388,532	233,392
Safran SA1	1,910,994	210,571
Shenzhen Inovance Technology Co., Ltd., Class A1	21,271,704	209,082
Larsen & Toubro, Ltd.[1]	8,594,000	196,614
International Container Terminal Services, Inc.[1]	54,681,000	193,295
Copa Holdings, SA, Class A2	2,725,500	183,208
Rumo SA	50,901,325	172,554
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A1	29,821,715	144,286
Grab Holdings, Ltd., Class A2	36,497,240	107,667
Grab Holdings, Ltd., Class A2,4	11,425,948	33,706
Caterpillar, Inc.	576,500	114,291
Suzhou Maxwell Technologies Co., Ltd., Class A1	1,437,446	100,933
Carrier Global Corp.	2,461,119	99,749
CCR SA, ordinary nominative shares	39,516,721	99,210
TransDigm Group, Inc.[2]	146,260	91,023
Thales SA1	699,000	86,902
Nidec Corp.[1]	1,207,776	84,025
ZTO Express (Cayman), Inc., Class A (ADR)	3,063,455	78,394
Wizz Air Holdings PLC[1,2]	2,778,157	75,430
Contemporary Amperex Technology Co., Ltd., Class A1,2	964,454	73,103
InPost SA1,2,4	10,457,749	69,125
Daikin Industries, Ltd.[1]	380,500	66,925
Interpump Group SpA[1]	1,309,940	56,139
Boeing Company[2]	350,700	55,870
Raytheon Technologies Corp.	582,000	54,248
Spirax-Sarco Engineering PLC[1]	371,000	54,172
SMC Corp.[1]	104,999	51,964
Centre Testing International Group Co., Ltd.[1]	14,248,320	43,524
BAE Systems PLC[1]	4,210,300	39,592
Epiroc AB, Class B1	2,302,349	36,552
Bureau Veritas SA1	1,275,000	35,170
ABB, Ltd.[1]	1,059,474	32,238
Bharat Electronics, Ltd.[1]	9,222,969	32,071
Mitsubishi Heavy Industries, Ltd.[1]	844,100	31,393
Havells India, Ltd.[1]	1,857,100	29,400
AirTAC International Group[1,2]	1,071,000	29,397
Hitachi, Ltd.[1]	558,200	28,325
Grupo Aeroportuario del Pacífico, SAB de CV, Class B4	2,081,148	28,218
Siemens AG1	221,000	24,538
Atlas Copco AB, Class B1	1,918,000	19,904
Haitian International Holdings, Ltd.[1]	7,154,000	17,212
Ryanair Holdings PLC (ADR)[2]	223,100	16,286
Experian PLC[1]	389,800	13,658
Hefei Meyer Optoelectronic Technology, Inc., Class A1	1,851,188	5,990
China Merchants Port Holdings Co., Ltd.[1]	2,576,000	4,160
		4,612,642
New World Fund — Page 5 of 19

unaudited
Common stocks (continued) Materials 7.90%	Shares	Value (000)
Vale SA, ordinary nominative shares (ADR)	23,626,920	$318,018
Vale SA, ordinary nominative shares	23,224,023	313,074
First Quantum Minerals, Ltd.	23,670,529	432,541
Asian Paints, Ltd.[1]	8,431,674	355,220
Freeport-McMoRan, Inc.	11,142,098	351,533
Albemarle Corp.	1,155,541	282,310
Sika AG1	938,452	232,250
Linde PLC	690,656	208,578
Pidilite Industries, Ltd.[1]	6,216,000	192,762
Gerdau SA (ADR)	22,684,800	107,072
Sociedad Química y Minera de Chile SA, Class B (ADR)	898,615	88,397
Shin-Etsu Chemical Co., Ltd.[1]	594,000	76,177
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	12,554,334	75,541
Barrick Gold Corp.	4,786,433	75,339
Wacker Chemie AG1	493,000	73,966
LANXESS AG1	2,000,000	73,241
Givaudan SA1	20,171	70,608
Yunnan Energy New Material Co., Ltd., Class A1	1,805,198	57,486
Loma Negra Compania Industrial Argentina SA (ADR)[3]	7,504,998	44,280
Shandong Sinocera Functional Material Co., Ltd., Class A1	8,522,150	40,384
Fresnillo PLC[1]	4,457,100	40,095
SIG Group AG1	1,332,757	34,843
SKSHU Paint Co., Ltd., Class A1,2	2,009,769	31,723
Koninklijke DSM NV1	174,300	27,932
Amcor PLC (CDI)[1]	2,116,000	27,431
Arkema SA1	286,484	27,245
CCL Industries, Inc., Class B, nonvoting shares	526,000	26,424
Nutrien, Ltd.	236,404	20,250
Umicore SA1	545,345	19,751
OCI NV1	539,500	18,745
Corteva, Inc.	286,000	16,459
Glencore PLC[1]	2,389,900	13,506
Wheaton Precious Metals Corp.	339,600	11,648
Navin Fluorine International, Ltd.[1]	161,000	8,911
BASF SE1	194,282	8,621
Polymetal International PLC[1]	1,096,500	2,606
Alrosa PJSC[1,5]	15,128,747	—[7]
		3,804,967
Consumer staples 6.59%
Kweichow Moutai Co., Ltd., Class A1	2,860,519	807,485
ITC, Ltd.[1]	60,617,650	232,085
Bunge, Ltd.	2,236,000	206,450
Constellation Brands, Inc., Class A	740,822	182,472
Nestlé SA1	1,376,796	169,100
Anheuser-Busch InBev SA/NV1	2,682,864	143,717
British American Tobacco PLC[1]	2,947,130	115,829
Japan Tobacco, Inc.[1]	6,069,200	108,824
Carlsberg A/S, Class B1	717,838	92,964
Pernod Ricard SA1	468,136	92,134
Monster Beverage Corp.[2]	908,500	90,505
Philip Morris International, Inc.	931,200	90,466
Varun Beverages, Ltd.[1]	7,546,549	84,234
Raia Drogasil SA, ordinary nominative shares	20,435,000	82,860
Kimberly-Clark de México, SAB de CV, ordinary participation certificates, Class A	54,242,353	79,878
New World Fund — Page 6 of 19

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Avenue Supermarts, Ltd.[1,2]	1,436,238	$77,494
Wuliangye Yibin Co., Ltd., Class A1	2,870,542	76,207
Foshan Haitian Flavouring and Food Co., Ltd., Class A1	4,541,435	55,815
Dabur India, Ltd.[1]	7,241,500	53,469
Arca Continental, SAB de CV	5,680,000	39,345
L’Oréal SA, non-registered shares[1]	93,065	35,153
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	6,391,966	34,033
Uni-Charm Corp.[1]	908,400	33,029
Proya Cosmetics Co., Ltd., Class A1	1,163,507	30,528
Monde Nissin Corp.[1,2]	115,826,000	29,976
Mondelez International, Inc.	455,595	29,176
Danone SA1	511,049	28,178
Reckitt Benckiser Group PLC[1]	285,400	23,169
United Spirits, Ltd.[1,2]	2,241,000	22,081
Unilever PLC (EUR denominated)[1]	435,229	21,235
Diageo PLC[1]	145,966	6,938
X5 Retail Group NV (GDR)[1,5]	1,246,331	—[7]
		3,174,829
Communication services 5.20%
Alphabet, Inc., Class C2	4,721,600	550,728
Alphabet, Inc., Class A2	1,146,280	133,335
Meta Platforms, Inc., Class A2	1,470,721	233,992
Tencent Holdings, Ltd.[1]	5,633,800	221,621
Sea, Ltd., Class A (ADR)[2]	2,669,293	203,720
Bharti Airtel, Ltd.[1]	23,219,341	199,066
Bharti Airtel, Ltd., interim shares[1]	1,085,032	4,025
América Móvil, SAB de CV, Series L (ADR)	8,662,061	163,973
MTN Group, Ltd.[1]	17,304,012	145,073
Telefónica, SA, non-registered shares[1,2]	26,859,498	119,938
Netflix, Inc.[2]	530,388	119,284
Vodafone Group PLC[1]	74,656,773	110,144
NetEase, Inc.[1]	2,513,500	46,703
NetEase, Inc. (ADR)	402,647	37,438
Activision Blizzard, Inc.	1,007,575	80,556
Indus Towers, Ltd.[1]	25,251,822	71,046
Informa PLC[1]	3,873,565	28,132
JCDecaux SA1,2	1,692,000	27,307
SoftBank Group Corp.[1]	177,800	7,563
Yandex NV, Class A1,2,5	5,400,082	—[7]
		2,503,644
Energy 4.22%
Reliance Industries, Ltd.[1,2]	29,129,337	925,617
New Fortress Energy, Inc., Class A4	5,305,695	259,820
BP PLC[1]	30,205,384	147,952
Cheniere Energy, Inc.	820,000	122,656
Baker Hughes Co., Class A	4,399,110	113,013
Aker BP ASA[1,4]	1,330,515	46,018
Aker BP ASA (SDR)[1,2]	1,045,765	36,169
Exxon Mobil Corp.	820,000	79,483
TotalEnergies SE1	1,432,333	73,064
Hess Corp.	630,000	70,856
Chevron Corp.	369,795	60,565
Shell PLC (GBP denominated)[1]	1,433,448	38,301
New World Fund — Page 7 of 19

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
INPEX Corp.[1]	2,818,700	$32,284
TechnipFMC PLC[2]	2,601,800	21,049
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	423,200	6,043
Rosneft Oil Company PJSC (GDR)[1,5]	8,335,580	—[7]
Gazprom PJSC (ADR)[1,2,5]	6,811,843	—[7]
		2,032,890
Real estate 1.53%
Macrotech Developers, Ltd.[1,2]	12,084,588	174,788
American Tower Corp. REIT	604,225	163,642
ESR Group, Ltd.[1,2]	40,373,574	104,886
CK Asset Holdings, Ltd.[1]	13,815,000	97,807
BR Malls Participacoes SA, ordinary nominative shares[3]	49,671,007	76,128
CTP NV1	2,837,912	36,450
China Overseas Land & Investment, Ltd.[1]	13,050,000	36,182
Shimao Services Holdings, Ltd.[1,2,4]	66,950,718	22,651
Country Garden Services Holdings Co., Ltd.[1]	8,327,304	18,709
China Vanke Co., Ltd., Class H1	4,042,500	7,721
		738,964
Utilities 1.50%
ENN Energy Holdings, Ltd.[1]	25,785,900	422,097
AES Corp.	6,588,441	146,395
Engie SA1	6,481,029	80,267
Power Grid Corporation of India, Ltd.[1]	16,114,000	43,592
Enel SpA[1]	4,715,386	23,827
China Resources Gas Group, Ltd.[1]	1,489,000	6,267
China Gas Holdings, Ltd.[1]	992,600	1,532
		723,977
Total common stocks (cost: $33,174,381,000)		41,801,148
Preferred securities 0.57% Consumer discretionary 0.27%
Getir BV, Series D, preferred shares[1,2,5,6]	103,205	66,372
Porsche Automobil Holding SE, nonvoting preferred shares[1]	905,000	65,135
		131,507
Real estate 0.17%
QuintoAndar, Ltd., Series E, preferred shares[1,2,5,6]	433,164	65,330
QuintoAndar, Ltd., Series E-1, preferred shares[1,2,5,6]	113,966	17,188
		82,518
Health care 0.05%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1,2]	2,540,072	22,786
Financials 0.04%
Itaú Unibanco Holding SA, preferred nominative shares (ADR)	2,197,100	9,887
Itaú Unibanco Holding SA, preferred nominative shares	1,642,900	7,500
		17,387
Energy 0.03%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,382,000	15,722
New World Fund — Page 8 of 19

unaudited
Preferred securities (continued) Industrials 0.01%	Shares	Value (000)
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[2]	2,292,541	$3,704
Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,2,5,6]	925	1,412
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,5,6]	38	58
Canva, Inc., Series A-4, noncumulative preferred shares[1,2,5,6]	3	5
Canva, Inc., Series A-5, noncumulative preferred shares[1,2,5,6]	2	3
		1,478
Total preferred securities (cost: $289,713,000)		275,102
Rights & warrants 0.34% Health care 0.32%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,2,8]	11,245,147	156,492
Materials 0.02%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2022[1,2,8]	1,699,017	8,051
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[2]	329,878	239
Total rights & warrants (cost: $227,727,000)		164,782
Bonds, notes & other debt instruments 3.16% Bonds & notes of governments & government agencies outside the U.S. 2.75%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2029[8]	USD22,000	20,901
Abu Dhabi (Emirate of) 1.70% 2031[8]	14,840	13,059
Angola (Republic of) 8.00% 2029[8]	23,300	18,758
Angola (Republic of) 8.75% 2032[8]	6,950	5,629
Argentine Republic 1.00% 2029	4,613	1,088
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[9]	83,341	19,819
Argentine Republic 1.50% 2035 (3.625% on 7/9/2023)[9]	53,246	11,844
Argentine Republic 3.875% 2038 (4.25% on 7/9/2023)[9]	10,333	2,925
Argentine Republic 3.50% 2041 (4.875% on 7/9/2029)[9]	134,400	35,473
Armenia (Republic of) 7.15% 2025	6,000	5,995
Bahrain (Kingdom of) 6.75% 2029[8]	6,450	6,312
Belarus (Republic of) 6.875% 2023	6,330	1,234
Belarus (Republic of) 5.875% 2026	2,470	313
Belarus (Republic of) 7.625% 2027[10]	4,650	581
Belarus (Republic of) 6.20% 2030	2,500	301
Brazil (Federative Republic of) 6.00% 2027[11]	BRL311,344	59,802
Brazil (Federative Republic of) 10.00% 2027	287,000	50,691
Chile (Republic of) 3.10% 2041	USD5,400	4,275
Chile (Republic of) 4.34% 2042	9,265	8,540
China (People’s Republic of), Series INBK, 2.89% 2031	CNY520,290	77,798
China (People’s Republic of), Series INBK, 3.72% 2051	492,410	78,597
Colombia (Republic of) 4.50% 2029	USD13,425	12,191
Colombia (Republic of) 3.00% 2030	3,310	2,675
Colombia (Republic of) 3.25% 2032	11,800	9,205
Colombia (Republic of) 7.375% 2037	10,950	10,776
New World Fund — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 5.625% 2044	USD2,209	$1,725
Colombia (Republic of) 5.00% 2045	7,251	5,295
Colombia (Republic of) 5.20% 2049	3,955	2,930
Colombia (Republic of) 4.125% 2051	4,360	2,887
Costa Rica (Republic of) 6.125% 2031[8]	8,425	8,123
Costa Rica (Republic of) 6.125% 2031	13,593	13,106
Cote d’Ivoire (Republic of) 4.875% 2032	EUR1,890	1,446
Dominican Republic 6.875% 2026	USD5,000	5,174
Dominican Republic 5.95% 2027	7,820	7,708
Dominican Republic 8.625% 2027[8]	4,950	5,210
Dominican Republic 6.00% 2028[8]	4,360	4,220
Dominican Republic 11.375% 2029	DOP195,700	3,569
Dominican Republic 4.50% 2030[8]	USD2,307	2,003
Dominican Republic 6.00% 2033[8]	3,295	3,000
Dominican Republic 5.30% 2041[8]	3,901	3,060
Dominican Republic 7.45% 2044[8]	8,950	8,438
Dominican Republic 7.45% 2044	5,700	5,374
Dominican Republic 6.85% 2045	3,000	2,650
Dominican Republic 6.85% 2045[8]	2,000	1,767
Dominican Republic 5.875% 2060[8]	10,273	7,832
Egypt (Arab Republic of) 5.75% 2024[8]	6,410	5,487
Egypt (Arab Republic of) 5.625% 2030	EUR3,225	1,951
Egypt (Arab Republic of) 5.875% 2031[8]	USD4,700	2,903
Egypt (Arab Republic of) 7.625% 2032[8]	14,100	8,914
Egypt (Arab Republic of) 7.625% 2032	4,000	2,529
Egypt (Arab Republic of) 8.50% 2047	10,000	5,850
Egypt (Arab Republic of) 8.875% 2050	5,430	3,231
Egypt (Arab Republic of) 8.75% 2051	14,470	8,528
Egypt (Arab Republic of) 8.15% 2059[8]	15,000	8,602
Ethiopia (Federal Democratic Republic of) 6.625% 2024	18,400	9,610
Export-Import Bank of India 3.25% 2030	14,800	13,299
Gabonese Republic 6.95% 2025	7,800	6,505
Gabonese Republic 7.00% 2031	7,500	5,362
Georgia (Republic of) 2.75% 2026[8]	4,995	4,278
Ghana (Republic of) 8.125% 2026	4,175	2,810
Ghana (Republic of) 6.375% 2027	6,525	3,406
Ghana (Republic of) 7.75% 2029[8]	15,000	7,133
Ghana (Republic of) 8.125% 2032	28,700	13,056
Honduras (Republic of) 6.25% 2027	14,463	12,165
Honduras (Republic of) 5.625% 2030	6,669	4,990
Honduras (Republic of) 5.625% 2030[8]	5,600	4,190
Indonesia (Republic of) 6.625% 2037	8,612	9,715
Indonesia (Republic of) 5.25% 2042	18,644	19,079
Iraq (Republic of) 6.752% 2023	11,500	11,208
Jordan (Hashemite Kingdom of) 5.75% 2027[8]	16,135	14,803
Kazakhstan (Republic of) 5.125% 2025[8]	9,750	10,233
Kazakhstan (Republic of) 5.125% 2025	5,700	5,982
Kazakhstan (Republic of) 6.50% 2045[8]	7,865	7,809
Kenya (Republic of) 6.875% 2024[8]	5,175	4,501
Kenya (Republic of) 8.25% 2048[8]	29,120	18,467
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[9]	9,800	6,674
Oman (Sultanate of) 4.875% 2025[8]	10,674	10,626
Oman (Sultanate of) 5.375% 2027	10,000	9,884
Oman (Sultanate of) 6.25% 2031[8]	11,500	11,483
Pakistan (Islamic Republic of) 8.25% 2025[8]	9,222	5,146
New World Fund — Page 10 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Pakistan (Islamic Republic of) 6.00% 2026[8]	USD5,125	$2,705
Pakistan (Islamic Republic of) 6.875% 2027[8]	14,600	7,551
Panama (Republic of) 3.75% 2026[8]	20,790	20,478
Panama (Republic of) 4.50% 2047	15,445	12,974
Panama (Republic of) 4.50% 2050	4,525	3,748
Panama (Republic of) 4.30% 2053	6,400	5,173
Panama (Republic of) 4.50% 2063	2,430	1,928
Paraguay (Republic of) 5.00% 2026	7,095	7,315
Paraguay (Republic of) 5.00% 2026[8]	4,475	4,614
Paraguay (Republic of) 4.70% 2027[8]	8,790	8,959
Paraguay (Republic of) 4.70% 2027	5,500	5,606
Paraguay (Republic of) 4.95% 2031	3,415	3,392
Paraguay (Republic of) 2.739% 2033[8]	1,565	1,280
Peru (Republic of) 3.00% 2034	5,715	4,908
Peru (Republic of) 6.55% 2037	10,417	11,877
Peru (Republic of) 5.625% 2050	1,240	1,360
Peru (Republic of) 3.55% 2051	4,900	3,957
Peru (Republic of) 2.78% 2060	10,795	7,354
PETRONAS Capital, Ltd. 3.50% 2030[8]	3,400	3,307
PETRONAS Capital, Ltd. 4.55% 2050[8]	3,400	3,301
Philippines (Republic of) 1.648% 2031	10,000	8,430
Philippines (Republic of) 6.375% 2034	10,400	12,122
Philippines (Republic of) 3.95% 2040	11,700	10,927
Philippines (Republic of) 3.70% 2041	7,300	6,575
Philippines (Republic of) 2.95% 2045	13,400	10,428
Qatar (State of) 4.50% 2028[8]	45,000	47,774
Qatar (State of) 3.75% 2030[8]	6,200	6,364
Romania 2.00% 2032	EUR18,275	13,672
Romania 2.00% 2033	7,080	5,093
Romania 5.125% 2048[8]	USD9,300	7,835
Russian Federation 4.25% 2027[10]	14,800	6,142
Russian Federation 4.375% 2029[8]	10,000	4,150
Russian Federation 4.375% 2029	4,000	1,660
Russian Federation 5.10% 2035	24,000	9,960
Russian Federation 5.25% 2047[10]	12,000	4,980
Senegal (Republic of) 4.75% 2028	EUR13,200	11,126
South Africa (Republic of) 5.875% 2030	USD28,100	27,342
South Africa (Republic of) 5.875% 2032	8,700	8,091
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025[10]	3,380	1,111
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[10]	16,030	5,115
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[10]	16,820	5,312
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[10]	5,360	1,645
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[8]	7,500	2,278
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	4,740	1,440
Tunisia (Republic of) 6.75% 2023	EUR4,100	2,897
Tunisia (Republic of) 6.75% 2023	1,830	1,293
Tunisia (Republic of) 5.625% 2024	10,725	6,324
Tunisia (Republic of) 5.75% 2025	USD8,645	4,716
Turkey (Republic of) 6.375% 2025	5,935	5,357
Turkey (Republic of) 5.875% 2031	22,730	16,619
Turkey (Republic of) 6.00% 2041	16,795	10,846
Turkey (Republic of) 5.75% 2047	31,345	19,520
Ukraine 8.994% 2024	5,771	1,278
Ukraine 7.75% 2027	28,014	5,826
Ukraine 9.75% 2028	6,200	1,294
New World Fund — Page 11 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ukraine 7.375% 2032	USD29,200	$5,816
United Mexican States 3.90% 2025	4,930	4,960
United Mexican States 4.50% 2029	13,100	13,102
United Mexican States 4.75% 2032	10,480	10,493
United Mexican States 4.75% 2044	13,300	11,629
United Mexican States 3.75% 2071	10,285	7,107
United Mexican States, Series M, 7.50% 2027	MXN292,750	13,678
Venezuela (Bolivarian Republic of) 7.00% 2018[10]	USD870	74
Venezuela (Bolivarian Republic of) 7.75% 2019[10]	15,668	1,410
Venezuela (Bolivarian Republic of) 6.00% 2020[10]	12,912	1,162
Venezuela (Bolivarian Republic of) 12.75% 2022[10]	1,162	107
Venezuela (Bolivarian Republic of) 9.00% 2023[10]	18,851	1,720
Venezuela (Bolivarian Republic of) 8.25% 2024[10]	4,062	371
Venezuela (Bolivarian Republic of) 7.65% 2025[10]	1,741	163
Venezuela (Bolivarian Republic of) 11.75% 2026[10]	870	82
Venezuela (Bolivarian Republic of) 9.25% 2027[10]	2,321	219
Venezuela (Bolivarian Republic of) 9.25% 2028[10]	4,346	405
Venezuela (Bolivarian Republic of) 11.95% 2031[10]	1,449	136
Venezuela (Bolivarian Republic of) 7.00% 2038[10]	1,448	134
		1,324,805
Corporate bonds, notes & loans 0.41% Energy 0.09%
Oleoducto Central SA 4.00% 2027[8]	3,450	2,932
Petrobras Global Finance Co. 6.85% 2115	4,340	3,869
Petróleos Mexicanos 6.875% 2025	8,000	7,850
Petróleos Mexicanos 6.875% 2026	8,024	7,681
Petróleos Mexicanos 6.49% 2027	11,700	10,644
Petróleos Mexicanos 8.75% 2029[8]	6,550	6,187
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[8]	8,300	6,002
		45,165
Financials 0.09%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	13,100	11,584
China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[9]	5,766	5,521
CMB International Leasing Management, Ltd. 2.75% 2030	6,495	5,560
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[8,9]	8,300	7,024
Power Financial Corp., Ltd. 6.15% 2028	5,334	5,631
Power Financial Corp., Ltd. 4.50% 2029	2,959	2,798
Power Financial Corp., Ltd. 3.35% 2031	4,010	3,406
		41,524
Materials 0.05%
Braskem Idesa SAPI 7.45% 2029	8,100	7,393
Braskem Idesa SAPI 7.45% 2029[8]	5,564	5,079
Braskem Idesa SAPI 6.99% 2032[8]	4,000	3,460
GC Treasury Center Co., Ltd. 4.40% 2032[8]	7,555	7,051
		22,983
New World Fund — Page 12 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.05%	Principal amount (000)	Value (000)
Alibaba Group Holding, Ltd. 2.125% 2031	USD5,926	$5,010
Alibaba Group Holding, Ltd. 3.15% 2051	7,800	5,333
Arcos Dorados BV 6.125% 2029	6,375	6,066
MercadoLibre, Inc. 3.125% 2031	4,620	3,573
Sands China, Ltd. 4.875% 2030	2,675	2,311
		22,293
Communication services 0.03%
Axiata SPV5 Labuan, Ltd. 3.064% 2050	4,446	3,144
PLDT, Inc. 2.50% 2031	2,590	2,192
Tencent Holdings, Ltd. 3.975% 2029	6,300	6,042
Tencent Holdings, Ltd. 3.24% 2050[8]	7,100	4,854
		16,232
Consumer staples 0.03%
MARB BondCo PLC 3.95% 2031[8]	7,700	6,290
Marfrig Global Foods SA 3.95% 2031	4,300	3,513
NBM US Holdings, Inc. 6.625% 2029[6]	6,150	6,011
		15,814
Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[8]	4,520	3,761
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[8]	1,457	1,442
Mexico City Airport Trust 4.25% 2026	11,060	10,369
		15,572
Utilities 0.03%
AES Panama Generation Holdings SRL 4.375% 2030[8]	3,485	2,865
Empresas Publicas de Medellin ESP 4.25% 2029[8]	2,062	1,656
Empresas Publicas de Medellin ESP 4.25% 2029	445	357
Empresas Publicas de Medellin ESP 4.375% 2031[8]	3,679	2,920
State Grid Overseas Investment, Ltd. 3.50% 2027[8]	6,825	6,852
		14,650
Health care 0.01%
Rede D’Or Finance SARL 4.95% 2028	702	656
Rede D’Or Finance SARL 4.50% 2030	3,560	3,059
		3,715
Total corporate bonds, notes & loans		197,948
Total bonds, notes & other debt instruments (cost: $1,969,060,000)		1,522,753
Short-term securities 9.50% Money market investments 9.03%	Shares
Capital Group Central Cash Fund 1.71%[3,12]	43,533,664	4,351,625
Money market investments purchased with collateral from securities on loan 0.47%
Capital Group Central Cash Fund 1.71%[3,12,13]	1,155,407	115,494
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%[12,13]	31,300,000	31,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.87%[12,13]	29,000,000	29,000
New World Fund — Page 13 of 19

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.60%[12,13]	17,800,000	$17,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.73%[12,13]	15,600,000	15,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.88%[12,13]	14,433,902	14,434
		223,628
Total short-term securities (cost: $4,576,518,000)		4,575,253
Total investment securities 100.33% (cost: $40,237,399,000)		48,339,038
Other assets less liabilities (0.33)%		(158,394)
Net assets 100.00%		$48,180,644
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 7/31/2022 (000)
5 Year U.S. Treasury Note Futures	Short	1,548	September 2022	USD(176,049)	$(956)
10 Year Euro-Bund Futures	Short	164	September 2022	(26,423)	(1,655)
10 Year Ultra U.S. Treasury Note Futures	Short	653	September 2022	(85,706)	(1,339)
30 Year Ultra U.S. Treasury Bond Futures	Long	679	September 2022	107,494	1,089
					$(2,861)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 7/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	609	EUR	600	Bank of New York Mellon	8/11/2022	$(5)
USD	9,076	EUR	8,913	Morgan Stanley	8/11/2022	(42)
USD	23,473	EUR	22,854	Bank of New York Mellon	8/25/2022	71
						$24
New World Fund — Page 14 of 19

unaudited
Investments in affiliates3

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)
Common stocks 0.66%
Information technology 0.18%
Network International Holdings PLC[1,2]	$163,669	$11,274	$14,283	$(27,948)	$(49,309)	$83,403	$—
Silergy Corp.[1,14]	844,229	—	296,480	107,875	(460,480)	—	2,292
						83,403
Health care 0.23%
CanSino Biologics, Inc., Class H1,4	239,749	84,105	17,393	(38,468)	(156,450)	111,543	1,583
Consumer discretionary 0.00%
Lojas Americanas SA, ordinary nominative shares[15]	33,278	—	73,006	—[7]	39,728	—	—
Materials 0.09%
Loma Negra Compania Industrial Argentina SA (ADR)	52,039	—	836	(1,461)	(5,462)	44,280	8,127
Real estate 0.16%
BR Malls Participacoes SA, ordinary nominative shares	72,102	—	10,207	(14,717)	28,950	76,128	615
Total common stocks						315,354
Short-term securities 9.27%
Money market investments 9.03%
Capital Group Central Cash Fund 1.71%[12]	2,756,572	6,110,151	4,513,342	(366)	(1,390)	4,351,625	15,512
Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 1.71%[12,13]	85,894	29,600[16]				115,494	—[17]
Total short-term securities						4,467,119
Total 9.93%				$24,915	$(604,413)	$4,782,473	$28,129
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares[1,2,5]	5/26/2021	$69,742	$65,330.14%
QuintoAndar, Ltd., Series E-1, preferred shares[1,2,5]	12/20/2021	23,284	17,188.04
Getir BV, Series D, preferred shares[1,2,5]	5/27/2021	46,500	66,372.14
Canva, Inc.[1,2,5]	8/26/2021-11/4/2021	18,022	16,139.03
Canva, Inc., Series A, noncumulative preferred shares[1,2,5]	11/4/2021	1,577	1,412.00
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,5]	11/4/2021	65	58.00
Canva, Inc., Series A-4, noncumulative preferred shares[1,2,5]	11/4/2021	5	5.00
Canva, Inc., Series A-5, noncumulative preferred shares[1,2,5]	11/4/2021	3	3.00
NBM US Holdings, Inc. 6.625% 2029	7/8/2022	5,910	6,011.01
Sberbank of Russia PJSC[1,2,5]	6/14/2022	111,034	—[7]	.00
Total		$276,142	$172,518.36%
New World Fund — Page 15 of 19

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $24,456,940,000, which represented 50.76% of the net assets of the fund. This amount includes $24,044,069,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	All or a portion of this security was on loan. The total value of all such securities was $360,607,000, which represented .75% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement and other securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $172,518,000, which represented .36% of the net assets of the fund.
[7]	Amount less than one thousand.
[8]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $586,401,000, which represented 1.22% of the net assets of the fund.
[9]	Step bond; coupon rate may change at a later date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Rate represents the seven-day yield at 7/31/2022.
[13]	Security purchased with cash collateral from securities on loan.
[14]	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2022. Refer to the investment portfolio for the security value at 7/31/2022.
[15]	Affiliated issuer during the reporting period but no longer held at 7/31/2022.
[16]	Represents net activity.
[17]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
New World Fund — Page 16 of 19

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $331,233,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $54,665,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of July 31, 2022 (dollars in thousands):
New World Fund — Page 17 of 19

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,900,757	$3,007,529	$16,139	$7,924,425
Health care	2,979,956	2,582,503	—	5,562,459
Financials	1,015,477	4,498,393	—*	5,513,870
Consumer discretionary	1,729,974	3,478,507	—*	5,208,481
Industrials	1,381,125	3,231,517	—	4,612,642
Materials	2,295,923	1,509,044	—*	3,804,967
Consumer staples	801,152	2,373,677	—*	3,174,829
Communication services	1,523,026	980,618	—*	2,503,644
Energy	733,485	1,299,405	—*	2,032,890
Real estate	239,770	499,194	—	738,964
Utilities	146,395	577,582	—	723,977
Preferred securities	36,813	87,921	150,368	275,102
Rights & warrants	239	164,543	—	164,782
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,324,805	—	1,324,805
Corporate bonds, notes & loans	—	197,948	—	197,948
Short-term securities	4,575,253	—	—	4,575,253
Total	$22,359,345	$25,813,186	$166,507	$48,339,038

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,089	$—	$—	$1,089
Unrealized appreciation on open forward currency contracts	—	71	—	71
Liabilities:
Unrealized depreciation on futures contracts	(3,950)	—	—	(3,950)
Unrealized depreciation on open forward currency contracts	—	(47)	—	(47)
Total	$(2,861)	$24	$—	$(2,837)
*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CDI = CREST Depository Interest
CNY = Chinese yuan
DOP = Dominican pesos
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
USD = U.S. dollars
New World Fund — Page 18 of 19

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-036-0922O-S89794	New World Fund — Page 19 of 19